SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Tables)	12 Months Ended
Dec. 31, 2021
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts

a.Financial expenses, net:

	Year ended December 31,
	2021	2020	2019
Income:

Interest on cash equivalents, bank deposits and restricted cash	$315	$399	$1,472
Other	611	272	18

	926	671	1,490
Expenses:

Interest with respect to bank loans	-	195	395
Exchange rate differences, net	543	176	103
Bank charges including guarantees	1,986	2,201	3,552
Other	119	6	57

	2,648	2,578	4,107

Total financial expenses, net	$1,722	$1,907	$2,617

Schedule of Earnings (loss) per share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

1.Numerator:

	Year ended December 31,
	2021	2020	2019
		As Restated (1)
Numerator for basic and diluted earnings (loss) per share -

Net income (loss) available to holders of ordinary shares	$(3,033)	$35,076	$36,858

2.Denominator (in thousands):

	Year ended December 31,
	2021	2020	2019
Denominator for basic earnings (loss) per share -

Weighted average number of shares	56,401	55,516	55,369
Add - employee stock options	-	67	662

Denominator for diluted earnings (loss) per share - adjusted weighted average shares assuming exercise of stock options	56,401	55,583	56,031

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.